Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 583,955	$ 137,177		$ 133,644
Restricted Cash	151,489
Restricted cash, long term	288,411
Total cash, cash equivalents, and restricted cash shown on the statement of cash flows	$ 1,023,855	$ 137,177	$ 1,258,173	$ 133,644	$ 1,490,686